Fair Value Measurements (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Fair Value Measurements [Line Items]
Schedule of fair value hierarchy
The following tables present information about the Company’s financial assets and liabilities measured at fair value on a recurring basis:

	September 30, 2021
(in thousands)	Total	Level 1	Level 2	Level 3

Assets
Cash equivalents:
Money market funds	$20,001	$20,001	$—	$—

Total assets	$20,001	$20,001	$—	$—

Liabilities
Private placement warrant liability	$6,465	$—	$—	$6,465

Total Liabilities	$6,465	$—	$—	$6,465

	December 31, 2020
(in thousands)	Total	Level 1	Level 2	Level 3

Assets
Cash equivalents:
Money market funds	$7,205	$7,205	$—	$—

Total assets	$7,205	$7,205	$—	$—

The following tables present information about the Company’s financial assets and liabilities measured at fair value on a recurring basis:

	December 31, 2020
(in thousands)	Total	Level 1	Level 2	Level 3
Assets
Cash equivalents:
Money market funds	$7,205	$7,205	$—	$—

Total assets	$7,205	$7,205	$—	$—

Liabilities
Warrant liability	$—	$—	$—	$—
Derivative liability	—	—	—	—

Total liabilities	$—	$—	$—	$—

	December 31, 2019
(in thousands)	Total	Level 1	Level 2	Level 3
Assets
Cash equivalents:
Money market funds	$1,628	$1,628	$—	$—

Total Assets	$1,628	$1,628	$—	$—

Liabilities
Warrant liability	$551	$—	$—	$551
Derivative liability	65,006	—	—	65,006

Total liabilities	$65,557	$—	$—	$65,557

Schedule of changes in the fair value of the Company's warrant liability
The following table sets forth a summary of changes in the fair value of the Company’s warrant liability for the three and nine months ended September 30, 2021 (in thousands):

Beginning warrant liability balance	$—
Private placement warrant liability assumed	14,075
Change in fair value of warrant liability	(7,610)

Balance at September 30, 2021	$6,465

The following table sets forth a summary of changes in the fair value of the Company’s warrant liability (in thousands):

Balance at December 31, 2018	$689
Change in fair value of warrants	(138)

Balance at December 31, 2019	$551
Change in fair value of warrants	(551)

Balance at December 31, 2020	$—

Schedule of changes in the fair value of the Company's derivative liability
The following table sets forth a summary of changes in the fair value of the Company’s derivative liability (in thousands):

Balance at December 31, 2018	$50,020
2019 Notes issued	14,861
Change in fair value of derivative	125

Balance at December 31, 2019	$65,006
2020 Notes issued	1,334
Change in fair value of derivative	(66,340)

Balance at December 31, 2020	$—